Basis of Preparation and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Forth Revisions to the Consolidated Statements of Operations

The following table sets forth revisions to the consolidated statements of operations for the years ended December 31, 2023 and 2022:

	Year Ended December 31, 2023			Year Ended December 31, 2022
	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
(in USD and thousands, except per share data)
Other operating expenses
Depreciation, amortization and impairment	$(251,311)	$(2,408)	$(253,719)	$(276,513)	$(1,543)	$(278,056)
Total other operating expenses	$(1,040,351)	$(2,408)	$(1,042,759)	$(959,323)	$(1,543)	$(960,866)
Operating income	$818,358	$(2,408)	$815,950	$64,289	$(1,543)	$62,746

Non-operating income (expense)
Interest expense	$(538,974)	$10,913	$(528,061)	$(456,637)	$17,699	$(438,938)
(Loss) income before income taxes	$(1,851,962)	$8,505	$(1,843,457)	$407,420	$16,156	$423,576
Net (loss) income	$(1,858,601)	$8,505	$(1,850,096)	$398,518	$16,156	$414,674

Net (loss) income attributable to Viking Holdings Ltd	$(1,859,077)	$8,505	$(1,850,572)	$398,563	$16,156	$414,719

Net (loss) income per share attributable to ordinary and special shares
Basic	$(4.44)	$0.02	$(4.42)	$1.07	$0.04	$1.11
Diluted	$(4.44)	$0.02	$(4.42)	$(0.77)	$0.04	$(0.73)

Summary of Forth Revisions to the Consolidated Statements of Other Comprehensive Income (Loss)

The following table sets forth revisions to the consolidated statements of other comprehensive income (loss) for the years ended December 31, 2023 and 2022:

	Year Ended December 31, 2023			Year Ended December 31, 2022
	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
(in USD and thousands)
Net (loss) income	$(1,858,601)	$8,505	$(1,850,096)	$398,518	$16,156	$414,674
Total comprehensive (loss) income	$(1,851,700)	$8,505	$(1,843,195)	$419,073	$16,156	$435,229

Total comprehensive (loss) income attributable to Viking Holdings Ltd	$(1,852,162)	$8,505	$(1,843,657)	$419,122	$16,156	$435,278

Summary of Forth Revisions to the Consolidated Statement of Financial Position

The following table sets forth revisions to the consolidated statement of financial position as of December 31, 2023:

	December 31, 2023
	As Reported	Adjustment	As Revised
(in USD and thousands)
Non-current assets
Property, plant and equipment and intangible assets	$5,684,315	$80,396	$5,764,711
Total non-current assets	$6,143,330	$80,396	$6,223,726
Total assets	$8,495,917	$80,396	$8,576,313

Shareholders’ equity
Retained losses	$(5,503,218)	$80,396	$(5,422,822)
Equity attributable to shareholders of Viking Holdings Ltd	$(5,353,603)	$80,396	$(5,273,207)
Total shareholders’ equity	$(5,349,879)	$80,396	$(5,269,483)
Total shareholders’ equity and liabilities	$8,495,917	$80,396	$8,576,313

Summary of Forth Revisions to the Consolidated Statements of Cash Flows

The following table sets forth revisions to the consolidated statements of cash flows for the years ended December 31, 2023 and 2022:

	Year Ended December 31, 2023			Year Ended December 31, 2022
	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
(in USD and thousands)
Cash flows from operating activities
Net income (loss)	$(1,858,601)	$8,505	$(1,850,096)	$398,518	$16,156	$414,674
Depreciation, amortization and impairment	$251,311	$2,408	$253,719	$276,513	$1,543	$278,056
Interest expense	$452,467	$(10,913)	$441,554	$421,998	$(17,699)	$404,299
Net cash flow from operating activities	$1,371,331	$—	$1,371,331	$372,665	$—	$372,665

Summary of Forth Revisions to the Consolidated Statements of Changes in Shareholders' Equity

The following table sets forth revisions to the consolidated statements of changes in shareholders’ equity for the years ended December 31, 2023 and 2022:

	Retained losses			Total shareholders' equity
	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
(in USD and thousands)
Balance at January 1, 2022	$(3,946,608)	$55,735	$(3,890,873)	$(3,884,660)	$55,735	$(3,828,925)
Net income	$398,563	$16,156	$414,719	$398,518	$16,156	$414,674
Total comprehensive income	$398,563	$16,156	$414,719	$419,073	$16,156	$435,229
Balance at December 31, 2022	$(3,594,507)	$71,891	$(3,522,616)	$(3,493,417)	$71,891	$(3,421,526)
Balance at January 1, 2023	$(3,594,507)	$71,891	$(3,522,616)	$(3,493,417)	$71,891	$(3,421,526)
Net loss	$(1,859,077)	$8,505	$(1,850,572)	$(1,858,601)	$8,505	$(1,850,096)
Total comprehensive loss	$(1,859,077)	$8,505	$(1,850,572)	$(1,851,700)	$8,505	$(1,843,195)
Balance at December 31, 2023	$(5,503,218)	$80,396	$(5,422,822)	$(5,349,879)	$80,396	$(5,269,483)

Summary of Estimated Useful Lives of Vessel and Ship Components	The estimated useful lives of the Group’s vessel and ship components generally are as follows:

River vessels
Hull and superstructure	40 - 50 years
Machinery	40 - 50 years
Hotel and restaurant	10 years
Navigation equipment	5 years

Ocean and expedition ships
Hull, deck and machinery	32 years
Interior	24 years

Summary of Estimated Useful Lives of Other Property, Plant and Equipment	Estimated useful lives of property, plant and equipment are summarized below:

Furniture	5 years
Office equipment	3 years
Leasehold improvements	Shorter of lease term or related asset life

Summary of Estimated Useful Lives of Intangible Assets with Finite Lives	Estimated useful lives of intangible assets with finite lives are summarized below:

Software	3 to 5 years
Intangible vessel design costs	20 years